OTHER INCOME	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
OTHER INCOME
20. OTHER INCOME
Other income includes the following components:

	For the Years Ended December 31,
	2017	2016
Loss/(gain) on disposal of assets	672	(180)
Gain on reduction of asset retirement obligations	(4,945)	(198)
Gain on deferral of payables (see Note 12)	—	(2,682)
Other income	(73)	(289)
	$(4,346)	$(3,349)